Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023
Intangible Assets (Details) [Line Items]
Amortized acquisition	$ 1,078
Amortization expenses	$ 292	$ 212
Amortized over period	15 years		15 years
Trademarks [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	$ 3,233		$ 10,778
Intangible Assets, Amortization Period [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	12,936		12,930
Intangible Assets Amortization Period One [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	12,936		12,930
Intangible Assets Amortization Period Two [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	12,936		12,930
Intangible Assets Amortization Period Three [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	12,936		12,930
Intangible Assets Amortization Period Four [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	12,936		12,930
Trademarks and Trade Names [Member]
Intangible Assets (Details) [Line Items]
Amortized acquisition	$ 194,000		$ 194,000